Offerings - Offering: 1	May 22, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | share	860,500
Proposed Maximum Offering Price per Unit	458.33
Maximum Aggregate Offering Price	$ 394,392,965
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,381.56
Offering Note
(1)    Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this registration statement also registers any additional securities that may be offered, issued or issuable by reason of any share split, share dividend, recapitalization or other similar transaction.
(2)    Estimated pursuant to Rule 457(c) and (h) under the Securities Act for the purpose of calculating the registration fee, based on the average of the high and low prices of shares of Kinsale Capital Group, Inc.’s common stock, $0.01 par value per share, as reported on the New York Stock Exchange on May 16, 2025.
(3)    Represents shares of common stock available for issuance under the Kinsale Capital Group, Inc. 2025 Omnibus Incentive Plan.